Financial Risk Management - Summary of Funding Programs (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Euro Medium Term Note Program [member]
Disclosure Of Funding Programs [Line Items]
Amount	$ 5,000
Utilized	1,429
Unutilized	3,571
SEC Registered Program [member]
Disclosure Of Funding Programs [Line Items]
Amount	0
Utilized	$ 1,000